Schedule of Provision For Income Taxes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current provision:
Federal
State				$ 9,000
Foreign			42,000	2,000
Total current provision			42,000	11,000
Deferred:
Federal
State
Foreign			(11,000)
Total deferred provision			(11,000)
Total provision for income taxes		$ 71,500	$ 31,000	$ 11,000